Lease Operations - Lessee (Details Narrative) R$ in Millions	12 Months Ended
Dec. 31, 2022 BRL (R$)
Operations
Cash outflow for lease	R$ 1,161
Leases renewed	772
Impairemnt for leases	R$ 0